Related Party Transactions and Key Management Personnel	12 Months Ended
Apr. 30, 2026
Disclosure of transactions between related parties [Abstract]
Related Party Transactions and Key Management Personnel [Text Block]

10. Related Party Transactions and Key Management Personnel

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control, and related parties may be individuals, such as key management personnel, including immediate family members of the individual, or corporate entities, including the Company's wholly owned subsidiaries. A transaction is a related party transaction when there is a transfer of resources or obligations between related parties.

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel include the Company's executive officers, vice presidents and members of the Board of Directors.

During the years ended April 30, 2026 and 2025, the Company had the following related party transactions:

	2026	2025
	$	$
Salaries, consulting and management fees(1)(2)	6,013	3,335
Directors' fees(1)	351	300
General and administrative expenses	843	629
Share-based compensation	7,572	5,181
	14,779	9,445

(1) Accrued or paid including the executive officers and directors for their services.

(2) Includes bonuses.

As of April 30, 2026, $482 (April 30, 2025: $285) was payable to Companies with common executive officers and directors.

These transactions are in the normal course of operations and have been valued in these consolidated financial statements at the exchange amount, which is the amount of consideration established and agreed to by the related parties.